Vanguard Short-Term Investment-Grade Fund

Vanguard Intermediate-Term Investment-Grade Fund

Vanguard Long-Term Investment-Grade Fund

Supplement to the Prospectus and Summary Prospectus Dated May 26, 2017

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor” for the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds:

Portfolio Managers

Samuel C. Martinez, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since April 2018.

Daniel Shaykevich, Principal of Vanguard. He has co-managed the Fund since April 2018.

The following replaces similar text under the heading “Investment Advisors” for Vanguard’s portion of the Long-Term Investment-Grade Fund:

Portfolio Managers

Samuel C. Martinez, CFA, Portfolio Manager at Vanguard. He has co-managed a portion of the Fund since April 2018.

Daniel Shaykevich, Principal of Vanguard. He has co-managed a portion of the Fund since April 2018.

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Prospectus Text Changes

The following replaces similar text under the heading Investment Advisors for the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds and Vanguard’s portion of the Long-Term Investment-Grade Fund:

Samuel C. Martinez, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2007, has worked in investment management since 2010, has managed investment portfolios since 2014, has co-managed the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds since April 2018, and has co-managed a portion of the Long-Term Investment-Grade Fund since April 2018. Education: B.S., Southern Utah University; M.B.A., The Wharton School of the University of Pennsylvania.

Daniel Shaykevich, Principal of Vanguard. He has worked in investment management since 2001, has managed investment portfolios since 2004, has been with Vanguard since 2013, has co-managed the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds since April 2018, and has co-managed a portion of the Long-Term Investment-Grade Fund since April 2018. Education: B.S., Carnegie Mellon University.

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PS 28 042018